Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
March 31, 2025
U.S. Government Securities Ultra-Short Bond Fund
United States Government and Agency
Obligations 90.31%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Federal Farm Credit Bank 3.49%
Fixed Rates:
2.35 12/05/25 $ 1,000,000 $ 987,643
Federal Home Loan Bank 8.59%
Fixed Rates:
2.63 09/12/25 1,000,000 992,867
1.11 10/28/26 1,500,000 1,433,797
2,426,664
Federal Home Loan Mortgage Corp. 10.60%
Fixed Rates:
4.05 08/28/25 3,000,000 2,995,933
U.S. Treasury Bill 62.32%
◊
Yield to Maturity:
4.37 04/10/25 500,000 499,469
4.25 04/29/25 1,000,000 996,710
4.35 05/01/25 2,000,000 1,992,954
4.25 05/27/25 2,800,000 2,781,565
4.26 06/03/25 2,500,000 2,481,650
4.25 06/12/25 2,000,000 1,983,260
4.23 06/24/25 1,000,000 990,223
4.83 07/10/25 1,000,000 988,389
4.24 07/29/25 2,000,000 1,972,308
4.29 08/14/25 500,000 492,238
4.16 10/02/25 500,000 489,609
4.17 -
4.23 11/28/25 2,000,000 1,947,767
17,616,142
U.S. Treasury Note/Bond 5.31%
Fixed Rates:
4.25 12/31/25 1,500,000 1,501,352
Investments, at value 90.31% 25,527,734
(cost $25,498,350 )
Other assets and liabilities, net 9.69% 2,738,435
Net Assets 100.00% $ 28,266,169

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
March 31, 2025
Near-Term Tax Free Fund
Municipal Bonds 82.98%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Arizona 1.68%
City of Mesa AZ, Arizona, Refunding, GO
Limited 4.00 07/01/25 $ 400,000 $ 401,248
Colorado 2.60%
City of Glendale CO, Colorado, Refunding, COP
AGM 5.00 12/01/25 265,000 268,442
Colorado Health Facilities Authority, Colorado,
Refunding, RB 5.00 10/01/25 350,000 353,216
621,658
Connecticut 0.86%
State of Connecticut, Connecticut, Refunding,
GO Unlimited 5.00 05/15/27 200,000 204,601
Delaware 0.53%
The Delaware Municipal Electric Corp.,
Delaware, Refunding, RB 5.00 07/01/25 125,000 125,645
District of Columbia 0.99%
District of Columbia, District of Columbia,
Refunding, GO Unlimited 5.00 06/01/25 235,000 235,788
Georgia 3.34%
Barrow County School District, Georgia, GO
Unlimited 2.13 02/01/26 500,000 494,640
Grady County School District, Georgia, GO
Unlimited 5.00 10/01/25 300,000 303,130
797,770
Hawaii 0.75%
State of Hawaii, Hawaii, Refunding, GO
Unlimited 5.00 10/01/27 175,000 180,510
Illinois 4.35%
State of Illinois, Illinois, GO Unlimited 5.00 11/01/28 1,000,000 1,039,281
Indiana 1.35%
County of Warrick IN Redevelopment District,
Indiana, Refunding, Tax Allocation Bond 4.00 08/01/25 170,000 170,517
Northwestern School Corp., Indiana, GO
Limited 5.00 01/15/26 150,000 152,120
322,637

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
March 31, 2025
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Kansas 1.97%
City of Lawrence KS, Kansas, GO Unlimited 3.25 09/01/27 $ 170,000 $ 169,956
Sedgwick County Unified School District No.
262 Valley Center, Kansas, Refunding,
GO Unlimited 4.00 09/01/25 300,000 300,175
470,131
Kentucky 1.68%
Campbellsville Independent School District
Finance Corp., Kentucky, RB 4.00 08/01/25 165,000 165,441
Kentucky Bond Development Corp., Kentucky,
Refunding, RB 5.00 05/01/25 235,000 235,340
400,781
Massachusetts 3.27%
Massachusetts Development Finance Agency,
Massachusetts, Refunding, RB 4.00 04/01/25 250,000 250,000
New Bedford Housing Authority,
Massachusetts, RB 2.45 10/01/27 550,000 532,532
782,532
Michigan 3.39%
Great Lakes Water Authority Water Supply
System Revenue, Michigan, Refunding,
RB 5.00 07/01/26 365,000 375,392
Wayne State University, Michigan, RB 5.00 11/15/27 430,000 435,326
810,718
Minnesota 7.05%
City of Woodbury MN, Minnesota, GO
Unlimited 3.00 02/01/28 550,000 543,300
County of Chisago MN, Minnesota, GO
Unlimited 2.00 02/01/27 1,175,000 1,141,223
1,684,523
Mississippi 0.52%
County of Madison MS, Mississippi, GO
Unlimited 4.50 11/01/25 125,000 125,147
Missouri 0.84%
St Louis Land Clearance for Redevelopment
Authority, Missouri, RB 4.00 07/15/25 200,000 200,580
New Jersey 1.79%
Middlesex County Improvement Authority, New
Jersey, RB 5.00 07/01/25 425,000 427,288

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
March 31, 2025
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
New Mexico 4.82%
City of Rio Rancho NM, New Mexico, GO
Unlimited 5.00 08/01/27 $ 600,000 $ 629,576
Los Alamos Public School District, New
Mexico, GO Unlimited 5.00 08/01/25 520,000 523,586
1,153,162
New York 2.82%
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/25 250,000 251,875
City of New York NY, New York, Refunding, GO
Unlimited 5.00 08/01/26 200,000 205,771
Port Authority of New York & New Jersey,
New York, Refunding, RB 5.00 10/01/25 215,000 216,922
674,568
North Carolina 3.71%
City of Cherryville NC, North Carolina, GO
Unlimited 2.00 11/01/31 440,000 387,383
County of Pender NC, North Carolina, RB 5.00 04/01/25 500,000 500,000
887,383
Oregon 2.03%
City of Ashland OR, Oregon, GO Limited 2.38 10/01/26 200,000 196,521
City of Lincoln City OR, Oregon, Refunding, GO
Unlimited 2.50 06/01/28 300,000 289,388
485,909
Pennsylvania 6.69%
Commonwealth of Pennsylvania, Pennsylvania,
Refunding, GO Unlimited, First Series 5.00 08/15/25 310,000 312,548
Delaware River Port Authority, Pennsylvania,
Refunding, RB 5.00 01/01/27 500,000 518,759
Williamsport Sanitary Authority, Pennsylvania,
Refunding, RB BAM 5.00 01/01/27 740,000 767,120
1,598,427
South Carolina 1.40%
City of Tega Cay SC, South Carolina, Refunding,
GO Unlimited 2.25 04/01/25 335,000 335,000
Tennessee 0.68%
Paris Utility Authority Electric System Revenue,
Tennessee, RB 5.00 06/01/28 155,000 163,884

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
March 31, 2025
Near-Term Tax Free Fund
Municipal Bonds (cont’d)
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Texas 17.12%
Board of Regents of the University of Texas
System, Texas, RB 5.00 08/15/26 $ 1,000,000 $ 1,030,909
City of Dallas TX Waterworks & Sewer System
Revenue, Texas, Refunding, RB 5.00 10/01/26 750,000 774,622
City of Denton TX, Texas, GO Limited 4.00 02/15/26 265,000 267,977
City of Denton TX, Texas, Refunding, GO
Limited 5.00 02/15/27 400,000 416,163
Lower Colorado River Authority, Texas,
Refunding, RB 5.00 05/15/27 195,000 195,463
Texas Department of Transportation State
Highway Fund, Texas, RB 5.00 10/01/26 695,000 718,439
Westwood Independent School District, Texas,
GO Unlimited PSF-GTD 5.00 02/15/27 665,000 689,895
4,093,468
Virginia 0.94%
Virginia Commonwealth Transportation Board,
Virginia, RB 5.00 05/15/25 225,000 225,601
Washington 1.73%
King County Fire Protection District No. 45,
Washington, GO Unlimited 4.00 12/01/25 260,000 261,590
King County Housing Authority, Washington,
Refunding, RB 4.00 06/01/27 150,000 151,558
413,148
Wisconsin 4.08%
Elmbrook School District, Wisconsin,
Refunding, GO Unlimited 2.75 04/01/28 1,000,000 976,327
Total Municipal Bonds 19,837,715
(cost $19,929,410)
Exchange Traded Funds 8.61% Shares
iShares Short-Term National Muni Bond ETF 10,000 1,056,000
JPMorgan Ultra-Short Municipal Income ETF 19,700 1,001,745
Total Exchange Traded Funds 2,057,745
(cost $2,055,471)
Investments, at value 91.59% 21,895,460
(cost $21,984,881 )
Other assets and liabilities, net 8.41% 2,011,236
Net Assets 100.00% $ 23,906,696

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
March 31, 2025
Global Luxury Goods Fund
Common Stocks 93.94% Shares Value
Apparel Manufacturers 10.65%
Christian Dior SE 585 $ 335,579
Hermes International SCA 1,458 3,836,172
Kering SA, ADR 29,200 605,316
PRADA SpA 22,000 153,057
VF Corp. 11,000 170,720
5,100,844
Athletic Footwear 3.94%
adidas AG, ADR 14,000 1,651,580
On Holding AG, Class A
*
5,350 234,972
1,886,552
Automotive - Cars & Light Trucks 18.17%
Ferrari NV 6,485 2,774,802
Mercedes-Benz Group AG, ADR 140,000 2,048,200
Rivian Automotive, Inc., Class A
*
8,700 108,315
Tesla, Inc.
*
7,440 1,928,150
Volkswagen AG 17,660 1,844,866
8,704,333
Beverages - Wine/Spirits 1.45%
Constellation Brands, Inc., Class A 1,800 330,336
Pernod Ricard SA 1,000 98,793
Remy Cointreau SA 5,700 266,390
695,519
Building - Residential/Commercial 0.96%
Toll Brothers, Inc. 4,350 459,317
Casino Hotels 1.00%
Galaxy Entertainment Group, Ltd.
*
100,000 390,799
MGM Resorts International
*
3,000 88,920
479,719
Computers 2.57%
Apple, Inc. 5,550 1,232,821
Cosmetics & Toiletries 4.26%
L'Oreal SA, ADR 17,700 1,316,172
The Estee Lauder Cos., Inc. 11,000 726,000
2,042,172
Cruise Lines 7.35%
Carnival Corp.
*
73,500 1,435,455
Norwegian Cruise Line Holdings, Ltd.
*
24,000 455,040
Royal Caribbean Cruises, Ltd. 5,855 1,202,851
Viking Holdings, Ltd.
*
10,800 429,300
3,522,646

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
March 31, 2025
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Diversified Banking Institution 6.04%
JPMorgan Chase & Co. 5,500 $ 1,349,150
The Goldman Sachs Group, Inc. 2,825 1,543,269
2,892,419
E-Commerce/Products 1.49%
Amazon.com, Inc.
*
3,750 713,475
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.
#*@
100,000 0
Fiduciary Banks 2.46%
Northern Trust Corp. 11,950 1,178,867
Finance - Credit Card 2.98%
American Express Co. 5,305 1,427,310
Finance - Mortgage Loan/Banker 0.00%
Lendified Holdings, Inc.
#*@
1,116,560 0
Gold Mining 8.42%
Allied Gold Corp.
*
51,000 173,656
Catalyst Metals, Ltd.
*
116,000 422,923
Centerra Gold, Inc. 78,900 501,015
Franco-Nevada Corp. 3,180 501,041
OceanaGold Corp. 138,000 460,304
Osisko Gold Royalties, Ltd. 25,700 542,784
Ramelius Resources, Ltd. 260,000 389,691
Regis Resources, Ltd.
*
173,000 427,888
Resolute Mining, Ltd.
*
342,000 99,925
Royal Gold, Inc. 3,150 515,056
4,034,283
Hotels & Motels 4.44%
Hilton Worldwide Holdings, Inc. 5,150 1,171,883
HUGO BOSS AG 12,276 466,710
Hyatt Hotels Corp., Class A 4,000 490,000
2,128,593
Oil Companies - Exploration & Production 0.07%
NG Energy International Corp., 144A
#*∆
50,000 33,008
Precious Metals 0.70%
Wheaton Precious Metals Corp. 4,300 333,809
Private Equity 1.55%
The Carlyle Group, Inc. 17,000 741,030

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
March 31, 2025
Global Luxury Goods Fund
Common Stocks (cont’d) Shares Value
Real Estate Operating/Development 0.00%
Infrastructure Ventures, Inc.
#*@+
426,533 $ 0
Resorts/Theme Parks 0.22%
Vail Resorts, Inc. 650 104,013
Retail - Apparel/Shoe 6.23%
Brunello Cucinelli SpA 4,350 499,738
Industria de Diseno Textil SA 25,700 1,279,651
Moncler SpA 7,500 461,978
Zalando SE
*
21,400 742,266
2,983,633
Retail - Jewelry 4.03%
Cie Financiere Richemont SA 10,530 1,838,179
Pandora A/S 600 91,957
1,930,136
Silver Mining 0.97%
Aya Gold & Silver, Inc.
*
25,000 193,183
Silvercorp Metals, Inc. 70,000 270,900
464,083
Textile - Apparel 3.99%
LVMH Moet Hennessy Louis Vuitton SE, ADR 15,441 1,912,677
Total Common Stocks 45,001,259
(cost $44,451,321)
Corporate Non-Convertible Bond 1.71%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 1.71%
Aris Gold Corp. 7.50 08/26/27 $ 485,273 820,111
(cost $485,220)
Investments, at value 95.65% 45,821,370
(cost $44,936,541 )
Other assets and liabilities, net 4.35% 2,084,890
Net Assets 100.00% $ 47,906,260

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
March 31, 2025
Global Resources Fund
Common Stocks 81.99% Shares Value
Advanced Materials/Production 0.41%
Nano One Materials Corp.
*
325,000 $ 149,057
Agricultural Biotech 1.04%
Corteva, Inc. 6,000 377,580
Agricultural Chemicals 2.39%
Nutrien, Ltd. 17,500 869,225
Building Products - Wood 0.40%
Boise Cascade Co. 1,500 147,135
Chemicals - Specialty 0.20%
Albemarle Corp. 1,000 72,020
Coal 1.90%
Alliance Resource Partners LP 14,000 381,920
Caribbean Resources Corp.
#*@
2,148,176 0
Teck Resources, Ltd., Class B 8,500 309,655
691,575
Diamonds/Precious Stones 0.43%
Barksdale Resources Corp.
*
1,955,000 156,231
Diversified Minerals 3.54%
Arianne Phosphate, Inc.
*
600,000 64,626
BHP Group, Ltd., ADR 3,500 169,890
Core Assets Corp., 144A
#*∆
600,000 16,678
E3 Lithium, Ltd.
*
100,000 52,118
IberAmerican Lithium Corp.
*
1,000,000 13,898
Legacy Lithium Corp.
#*@
20,000 3,185
Leo Lithium, Ltd.
#*@
700,000 89,666
Lithium Royalty Corp.
*
821 2,858
NGEX Minerals, Ltd.
*
20,000 181,370
NGX, Ltd.
*
90 8
Nio Strategic Metals, Inc.
*
3,325,000 103,975
Nio Strategic Metals, Inc., 144A
#*∆
362,069 11,322
Nuclear Fuels, Inc.
*
500,000 79,914
Sigma Lithium Corp.
*
10,000 104,000
Standard Lithium, Ltd.
*
75,000 95,250
Volt Lithium Corp.
*
975,000 210,034
Wolfden Resources Corp.
*
1,825,000 88,774
1,287,566
Energy - Alternate Sources 0.00%
Pacific Green Energy Corp.
#*@~
2,400,000 0

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
March 31, 2025
Global Resources Fund
Common Stocks (cont’d) Shares Value
Enterprise Software/Services 6.34%
Abaxx Technologies, Inc.
*
300,000 $ 2,028,422
Base Carbon, Inc.
*
1,000,000 277,961
2,306,383
Finance - Other Services 0.67%
CME Group, Inc. 461 122,299
TMX Group, Ltd. 3,300 120,483
242,782
Gold Mining 18.08%
Atex Resources, Inc.
*
85,000 131,128
Black Cat Syndicate, Ltd.
*
800,000 486,497
Collective Mining, Ltd.
*
70,000 610,472
EnviroGold Global, Ltd., 144A
#*∆
75,000 5,994
Firefinch, Ltd.
#*@
1,000,000 42,052
Franco-Nevada Corp. 2,500 393,900
K92 Mining, Inc.
*
115,000 991,731
Larvotto Resources, Ltd.
*
200,000 120,157
Montage Gold Corp.
*
600,000 1,359,230
New Gold, Inc.
*
50,000 185,500
Osisko Gold Royalties, Ltd. 20,000 422,400
Perpetua Resources Corp.
*
30,000 320,700
Royal Road Minerals, Ltd.
*
5,500,000 439,526
Seabridge Gold, Inc.
*
20,000 233,400
Seasif Exploration, Inc.
*
2,000,000 31,271
Torex Gold Resources, Inc.
*
29,000 803,065
6,577,023
Industrial Gases 1.02%
Linde PLC 800 372,512
Investment Companies 0.38%
Contango Holdings PLC
*
10,502,248 139,136
Metal - Aluminum 0.42%
Alcoa Corp. 5,000 152,500
Metal - Copper 3.46%
Arizona Sonoran Copper Co., Inc.
*
200,000 314,096
Hudbay Minerals, Inc. 95,000 721,050
Kutcho Copper Corp.
*
1,223,500 114,779
Meridian Mining UK Societas
*
250,000 109,447
1,259,372

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
March 31, 2025
Global Resources Fund
Common Stocks (cont’d) Shares Value
Metal - Diversified 5.53%
Electra Battery Materials Corp., 144A
#*∆
13,889 $ 14,960
Glencore PLC 20,000 73,203
GoviEx Uranium, Inc., 144A
#*∆
58,000 2,620
Ivanhoe Electric, Inc./US
*
40,000 232,400
Ivanhoe Mines, Ltd.
*
25,000 212,293
Juno Corp., 144A
#*@∆
200,000 347,451
Magna Mining, Inc.
*
250,000 271,012
Orsu Metals Corp., 144A
#*@∆
14,761 0
Sovereign Metals, Ltd.
*
600,000 280,821
Torq Resources, Inc.
*
900,000 37,525
Vox Royalty Corp. 185,000 540,200
2,012,485
Metal - Iron 0.00%
Consolidated Growth Holdings, Ltd.
#*@
19,859,173 0
Mining Services 0.35%
Cordoba Minerals Corp.
*
58,823 22,891
Defense Metals Corp.
*
1,000,000 104,235
127,126
Natural Resource Technology 0.40%
I-Pulse, Inc., 144A
#*@+∆
15,971 145,017
Non-Ferrous Metals 1.92%
Atha Energy Corp.
*
150,000 48,469
Cameco Corp. 2,500 102,900
CanAlaska Uranium, Ltd.
*
90,000 58,163
Denison Mines Corp.
*
50,000 65,000
Encore Energy Corp.
*
100,000 142,455
InZinc Mining, Ltd.
*
2,000,000 38,220
Lotus Resources, Ltd.
*
800,000 88,673
NexGen Energy, Ltd.
*
25,000 112,250
Peninsula Energy, Ltd.
*
95,000 42,500
Sterling Group Ventures, Inc., 144A
#*@∆
500,000 0
698,630
Oil - US Royalty Trusts 1.67%
PrairieSky Royalty, Ltd. 15,000 270,491
Viper Energy, Inc. 7,500 338,625
609,116
Oil Companies - Exploration & Production 8.19%
Antero Resources Corp.
*
7,500 303,300
ConocoPhillips 5,962 626,129
Devon Energy Corp. 10,000 374,000
EOG Resources, Inc. 2,500 320,600

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
March 31, 2025
Global Resources Fund
Common Stocks (cont’d) Shares Value
Oil Companies - Exploration & Production (cont’d)
LNG Energy Group Corp.
*
1,100,000 $ 49,686
New Stratus Energy, Inc.
*
500,000 93,812
NG Energy International Corp.
*
900,000 594,142
NG Energy International Corp., 144A
#*∆
200,000 132,031
Permian Resources Corp. 15,000 207,750
Range Resources Corp. 7,000 279,510
2,980,960
Oil Companies - Field Services 1.58%
Baker Hughes Co. 3,500 153,825
Halliburton Co. 3,000 76,110
Schlumberger NV 4,500 188,100
Select Water Solutions, Inc., Class A 15,000 157,500
575,535
Oil Companies - Integrated 6.13%
BP PLC, ADR 10,000 337,900
Exxon Mobil Corp. 7,000 832,510
Imperial Oil, Ltd. 6,000 433,920
Shell PLC, ADR 5,000 366,400
TotalEnergies SE, ADR 4,000 258,760
2,229,490
Paper & Related Products 1.10%
International Paper Co. 7,500 400,125
Pipelines 3.18%
Cheniere Energy, Inc. 5,000 1,157,000
Platinum 0.17%
Impala Platinum Holdings, Ltd., ADR
*
8,840 60,996
Pollution Control 0.56%
BluMetric Environmental, Inc.
*
250,000 203,259
Precious Metals 2.99%
Arizona Metals Corp.
*
75,000 73,486
Brixton Metals Corp.
*
2,000,000 90,337
Coeur Mining, Inc.
*
111,000 657,120
Vizsla Royalties Corp.
*
191,715 266,447
1,087,390
Real Estate Operating/Development 1.10%
Infrastructure Ventures, Inc.
#*@+
7,443,544 0
Revival Gold, Inc.
*
1,600,000 400,264
400,264

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
March 31, 2025
Global Resources Fund
Common Stocks (cont’d) Shares Value
REITS - Diversified 1.04%
Weyerhaeuser Co. REIT 13,000 $ 380,640
Retail - Jewelry 0.20%
Mene, Inc.
*
750,000 72,965
Silver Mining 3.61%
Aya Gold & Silver, Inc.
*
10,000 77,273
Blackrock Silver Corp.
*
750,000 179,806
Endeavour Silver Corp.
*
80,000 341,337
Vizsla Silver Corp.
*
312,500 714,446
1,312,862
Steel - Producers 1.59%
Nucor Corp. 1,500 180,510
Steel Dynamics, Inc. 1,500 187,620
United States Steel Corp. 5,000 211,300
579,430
Total Common Stocks 29,833,387
(cost $76,291,357)
Corporate Convertible Bond 1.42%
Coupon
Rate %
Maturity
Date
Principal
Amount
Investment Companies 1.42%
Contango Holdings PLC, 144A
#@∆
0.00 06/30/25 $ 400,000 516,700
(cost $508,120)
Corporate Non-Convertible Bonds 4.24%
Gold Mining 2.76%
Aris Gold Corp. 7.50 08/26/27 594,482 1,004,675
Oil Companies - Exploration & Production 1.48%
NG Energy International Corp.
#
8.00 05/20/27 750,000 536,812
Total Corporate Non-Convertible Bonds 1,541,487
(cost $1,181,605)
Exchange Traded Fund 0.20% Shares
T-Rex 2X Inverse MSTR Daily Target ETF
*
5,100 71,553
(cost $100,921)

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
March 31, 2025
Global Resources Fund
Warrants 0.55%
Exercise
Price
Exp.
Date Shares Value
Diamonds/Precious Stones 0.00%
Barksdale Resources Corp., 144A
#*@∆
$ 0.60 01/09/27 177,500 $ 0
Diversified Minerals 0.00%
IberAmerican Lithium Corp., 144A
#*@∆
0.40 09/01/26 500,000 1,737
Lithium Ion Energy, Ltd., 144A
#*@∆
0.70 04/12/25 225,000 0
Volt Lithium Corp., 144A
#*@∆
0.33 08/04/25 500,000 0
Volt Lithium Corp., 144A
#*@∆
0.44 11/19/26 250,000 0
1,737
Gold Mining 0.00%
Iris Metals, Ltd.
#*@
1.50 05/16/25 325,000 0
Investment Companies 0.00%
Contango Holdings PLC, 144A
#*@∆
0.09 11/07/25 4,583,333 0
Metal - Copper 0.00%
Trigon Metals, Inc., 144A
#*@∆
1.50 07/12/26 625,000 0
Metal - Diversified 0.00%
Electra Battery Materials Corp., 144A
#*@∆
1.74 08/11/25 250,000 0
Torq Resources, Inc., 144A
#*@∆
0.30 01/04/27 1,000,000 0
0
Mining Services 0.54%
Aris Mining Corp.
*
2.75 07/29/25 480,000 196,796
Oil Companies - Exploration & Production 0.01%
LNG Energy Group, 144A
#*@∆
0.60 05/05/26 1,000,000 0
NG Energy International Corp.
#*
1.40 05/20/27 300,000 2,085
2,085
Real Estate Operating/Development 0.00%
Revival Gold, Inc., 144A
#*@∆
0.72 05/16/26 250,000 0
Revival Gold, Inc., 144A
#*@∆
0.45 05/30/27 137,500 0
0
Silver Mining 0.00%
Blackrock Silver Corp., 144A
#*@∆
0.50 01/30/27 375,000 0
Total Warrants 200,618
(cost $21,535 )
Investments, at value 88.40% 32,163,745
(cost $78,103,538 )
Other assets and liabilities, net 11.60% 4,219,993
Net Assets 100.00% $ 36,383,738

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
March 31, 2025
World Precious Minerals Fund
Common Stocks 91.66% Shares Value
Advanced Materials/Production 2.74%
Nano One Materials Corp.
*
2,700,000 $ 1,238,317
Coal 0.00%
Caribbean Resources Corp.
#*@
505,453 0
Diamonds/Precious Stones 0.63%
Barksdale Resources Corp.
*
3,570,000 285,292
Diversified Minerals 6.73%
Ascot Resources, Ltd., 144A
#*∆
6,412 490
AuMega Metals, Ltd.
*
1,500,000 46,906
Erdene Resource Development Corp.
*
400,000 211,250
Founders Metals, Inc.
*
350,000 1,408,221
Gossan Resources, Ltd.
*
1,250,000 21,716
Highlander Silver Corp.
*
10,000 13,620
Kenorland Minerals, Ltd.
*
200,000 182,065
Kootenay Resources, Inc.
*
40,000 1,876
Max Resource Corp.
*
2,000,000 62,541
Meeka Metals, Ltd.
*
2,000,000 195,507
Miata Metals Corp.
*
350,000 286,995
Minaurum Gold, Inc.
*
1,250,000 147,667
Summit Gold, Ltd.
#*@
10,000 0
Waraba Gold, Ltd.
*~
2,155,000 14,975
Waraba Gold, Ltd., 144A
#*~∆
6,045,000 42,007
Western Exploration, Inc.
*
350,000 199,437
Westward Gold, Inc.
*
3,000,000 198,047
3,033,320
Food-Meat Products 0.10%
African Gold, Ltd.
*
750,000 45,452
Gold Mining 57.34%
Adamera Minerals Corp.
*
1,047,000 61,843
Adamera Minerals Corp., 144A
#*∆
11,954 706
Agnico Eagle Mines, Ltd. 2,500 271,025
Allegiant Gold, Ltd.
*
500,000 46,906
Alpha Exploration, Ltd.
*
500,000 243,216
Angus Gold, Inc.
*
350,000 116,744
Asante Gold Corp.
*
347,000 286,946
Atex Resources, Inc.
*
100,000 154,268
Awale Resources, Ltd.
*
925,000 311,751
Belo Sun Mining Corp.
*
250,000 31,271
Black Cat Syndicate, Ltd.
*
2,500,000 1,520,304
Borealis Mining Co., Ltd.
*
93,000 39,422
Carolina Rush Corp.
*
1,000,000 48,643
Collective Mining, Ltd.
*
50,000 436,052
Compass Gold Corp.
*
2,000,000 253,640

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
March 31, 2025
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Dryden Gold Corp.
*
1,000,000 $ 76,439
Faraday Copper Corp., 144A
#*∆
43,500 25,392
Freegold Ventures, Ltd.
*
200,000 120,913
G2 Goldfields, Inc.
*
940,000 2,103,332
Goldshore Resources, Inc.
*
2,000,000 451,687
Hayasa Metals, Inc.
*
400,000 20,152
Heliostar Metals, Ltd.
*
950,000 679,962
K92 Mining, Inc.
*
429,400 3,703,036
Karus Mining, Inc.
#*@
37,500 13,102
Kesselrun Resources, Ltd.
*~
5,000,000 112,922
Kinross Gold Corp. 15,000 189,150
Lahontan Gold Corp.
*
3,000,000 104,235
Larvotto Resources, Ltd.
*
500,000 300,393
Loncor Gold, Inc.
*
2,000,000 861,680
Maple Gold Mines, Ltd.
*
1,000,000 38,220
McFarlane Lake Mining, Ltd.
*
2,500,000 86,863
Medallion Metals, Ltd.
*
1,000,000 159,308
Montage Gold Corp.
*
400,000 906,153
Newcore Gold, Ltd.
*
400,000 155,658
NV Gold Corp.
*
100,000 13,203
Omai Gold Mines Corp.
*
4,750,000 1,452,347
Orosur Mining, Inc.
*
1,250,000 191,098
Osisko Development Corp.
*
100,000 148,709
Osisko Gold Royalties, Ltd. 20,000 422,400
Probe Gold, Inc.
*
325,000 440,395
Provenance Gold Corp.
*
192,500 24,078
Radisson Mining Resources, Inc.
*
8,000,000 1,778,951
Radius Gold, Inc., 144A
#*∆
125,000 12,595
Renegade Gold, Inc.
*
650,000 63,236
Roscan Gold Corp.
*
1,500,000 62,541
Royal Road Minerals, Ltd.
*
1,500,000 119,871
Sanu Gold Corp.
*
2,000,000 444,738
Sanu Gold Corp., 144A
#*∆
700,000 155,658
Scottie Resources Corp.
*
541,666 353,821
Seabridge Gold, Inc.
*
20,000 233,400
Southern Cross Gold Consolidated, Ltd.
*
157,756 487,832
Spartan Resources, Ltd./Australia
*
175,000 208,358
Spartan Resources, Ltd./Australia
*
87,500 104,179
STLLR Gold, Inc.
*
92,000 68,406
Storm Exploration, Inc.
*
537,500 13,073
Sua Holdings Limited
#*@
500,000 730
Taurus Gold, Ltd., 144A
#*@∆
2,448,381 0
Tolu Minerals, Ltd.
*
2,042,000 1,162,828
Torex Gold Resources, Inc.
*
10,000 276,919
TriStar Gold, Inc.
*~
30,100,000 3,451,235
Valkea Resources Corp.
*
400,000 95,202
Viva Gold Corp.
*
500,000 46,906

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
March 31, 2025
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Gold Mining (cont’d)
Westhaven Gold Corp.
*
1,000,000 $ 93,812
25,857,855
Metal - Copper 0.41%
C3 Metals, Inc.
*
115,384 52,117
Meridian Mining UK Societas
*
300,000 131,337
183,454
Metal - Diversified 2.70%
Aurion Resources, Ltd.
*
400,000 197,352
Callinex Mines, Inc.
*
100,000 63,931
Cartier Resources, Inc.
*
750,000 59,935
Ivanhoe Mines, Ltd.
*
10,000 84,917
Juno Corp., 144A
#*@∆
200,000 347,452
Orex Minerals, Inc.
*
700,000 76,613
Orsu Metals Corp., 144A
#*@∆
186,922 0
RTG Mining, Inc.
*
3,000,000 48,365
Sterling Metals Corp.
*
100,000 21,542
Troilus Gold Corp.
*
1,000,000 316,181
1,216,288
Mining Services 0.05%
Cordoba Minerals Corp.
*
58,823 22,891
Orexplore Technologies, Ltd.
#*@
267,284 0
22,891
Non-Ferrous Metals 0.48%
InZinc Mining, Ltd.
*
2,000,000 38,220
Solitario Resources Corp.
*
300,000 180,000
218,220
Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.
#*@
2,000,000 0
Optical Recognition Equipment 0.00%
Nexoptic Technology Corp., 144A
#*∆
12,083 84
Platinum 0.01%
New Age Metals, Inc., 144A
#*∆
35,880 3,491
Precious Metals 11.72%
Arizona Metals Corp.
*
300,000 293,944
Brixton Metals Corp.
*
2,500,000 112,922
Canex Metals, Inc.
*
3,250,000 124,214
Capitan Silver Corp.
*
1,000,000 305,757
Coeur Mining, Inc.
*
20,000 118,400
Dolly Varden Silver Corp.
*
1,600,000 1,156,318
First Nordic Metals Corp.
*
3,500,000 1,155,276

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
March 31, 2025
World Precious Minerals Fund
Common Stocks (cont’d) Shares Value
Precious Metals (cont’d)
GFG Resources, Inc.
*
4,000,000 $ 555,922
Gold Terra Resource Corp.
*
3,500,000 158,090
GR Silver Mining, Ltd.
*
1,000,000 107,710
Olive Resource Capital, Inc.
*
4,000,000 76,439
Paramount Gold Nevada Corp.
*
170,000 62,900
Rua Gold, Inc.
*
250,000 105,973
Silver Viper Minerals Corp.
*
300,000 63,584
Stillwater Critical Minerals Corp.
*
500,000 60,804
Visionary Metals Corp.
*
1,500,000 57,330
Vizsla Royalties Corp.
*
229,115 318,425
West Point Gold Corp.
*
950,000 300,372
Xali Gold Corp., 144A
#*∆
4,875,000 152,444
5,286,824
Real Estate Operating/Development 1.11%
Mammoth Resources Corp.
*~
5,500,000 76,439
Revival Gold, Inc.
*
1,700,000 425,281
501,720
Retail - Jewelry 0.46%
Mene, Inc.
*
2,115,000 205,761
Silver Mining 7.18%
Aya Gold & Silver, Inc.
*
70,000 540,912
Endeavour Silver Corp.
*
52,500 224,002
Kootenay Silver, Inc.
*
400,000 266,843
Metallic Minerals Corp.
*
750,000 122,477
Southern Silver Exploration Corp.
*
750,000 112,053
Vizsla Silver Corp.
*
862,500 1,971,874
3,238,161
Total Common Stocks 41,337,130
(cost $54,698,857)
Corporate Non-Convertible Bond 2.25%
Coupon
Rate %
Maturity
Date
Principal
Amount
Gold Mining 2.25%
Aris Gold Corp. 7.50 08/26/27 $ 600,552 1,014,933
(cost $600,552)
Exchange Traded Fund 0.17% Shares
T-Rex 2X Inverse MSTR Daily Target ETF
*
5,500 77,165
(cost $108,844)

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
March 31, 2025
World Precious Minerals Fund
Warrants 0.88%
Exercise
Price
Exp.
Date Shares Value
Diamonds/Precious Stones 0.00%
Barksdale Resources Corp., 144A
#*@∆
$ 0.60 01/09/27 147,500 $ 0
Diversified Minerals 0.00%
Minaurum Gold, Inc., 144A
#*@∆
0.34 05/02/26 250,000 0
Western Exploration, Inc., 144A
#*@∆
2.15 12/31/49 50,000 0
0
Gold Mining 0.16%
Cassiar Gold Corp., 144A
#*@∆
0.70 05/04/25 125,000 0
Dryden Gold Corp., 144A
#*@∆
0.18 10/02/26 500,000 0
Freegold Ventures, Ltd., 144A
#*@∆
0.52 12/31/49 150,000 36,482
McFarlane Lake Mining, Ltd., 144A
#*@∆
0.07 05/01/25 2,500,000 0
Newcore Gold, Ltd., 144A
#*@∆
0.40 09/26/25 200,000 22,237
Orosur Mining, Inc., 144A
#*@∆
0.45 03/27/27 375,000 0
Radisson Mining Resources, Inc., 144A
#*@∆
0.27 11/17/25 375,000 13,030
Silver Viper Minerals Corp., 144A
#*@∆
1.50 04/12/27 500,000 0
STLLR Gold, Inc., 144A
#*@∆
2.19 12/31/27 21,000 0
Westhaven Gold Corp., 144A
#*@∆
0.22 10/17/26 350,000 0
71,749
Metal - Diversified 0.00%
Callinex Mines, Inc., 144A
#*@∆
2.00 07/24/26 50,000 0
Sterling Metals Corp., 144A
#*@∆
2.50 04/17/25 1,000,000 0
0
Mining Services 0.59%
Aris Mining Corp.
*
2.75 07/29/25 645,000 264,445
Oil Companies - Exploration & Production 0.12%
Goliath Resources, Ltd., 144A
#*@∆
0.92 05/18/25 112,500 56,287
Precious Metals 0.00%
Denarius Metals Corp., 144A
#*@∆
0.60 03/02/26 75,000 0
Real Estate Operating/Development 0.01%
Revival Gold, Inc., 144A
#*@∆
0.45 05/30/27 50,000 0
TDG Gold Corp., 144A
#*@∆
0.42 07/06/26 115,000 3,596
3,596

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
March 31, 2025
World Precious Minerals Fund
Warrants (cont’d)
Exercise
Price
Exp.
Date Shares Value
Silver Mining 0.00%
Kootenay Silver, Inc., 144A
#*@∆
$ 1.68 04/25/26 64,000 $ 0
Kootenay Silver, Inc., 144A
#*@∆
1.40 05/24/26 1,250,000 0
Southern Silver Exploration Corp., 144A
#*@∆
0.35 08/14/25 875,000 0
0
Total Warrants 396,077
(cost $116,557 )
Call Options Purchased 0.43%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 0.43%
Barrick Gold Corp. $ 18.00 01/27 $ 405,000 225 97,875
Newmont Corp. 45.00 01/27 382,500 85 94,350
192,225
Total Purchased Call Options 192,225
(premiums paid $175,855 )
Investments, at value 95.39% 43,017,530
(cost $55,700,665 )
Other assets and liabilities, net 4.61% 2,080,523
Net Assets 100.00% $ 45,098,053

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
March 31, 2025
Gold and Precious Metals Fund
Common Stocks 88.80% Shares Value
Diversified Minerals 2.35%
Calibre Mining Corp.
*
1,225,000 $ 2,724,020
Culico Metals, Inc.
*
180,000 15,635
Leo Lithium, Ltd.
#*@
3,500,000 448,330
Lithium Royalty Corp.
*
679 2,364
3,190,349
Enterprise Software/Services 0.15%
Abaxx Technologies, Inc.
*
30,000 202,842
Gold Mining 62.81%
Agnico Eagle Mines, Ltd. 30,000 3,252,300
Alamos Gold, Inc. 260,000 6,952,400
Anglogold Ashanti PLC 60,000 2,227,200
B2Gold Corp. 425,000 1,211,250
Black Cat Syndicate, Ltd.
*
4,294,104 2,611,337
Borealis Mining Co., Ltd.
*
900,000 381,502
Catalyst Metals, Ltd.
*
1,500,000 5,468,837
Dundee Precious Metals, Inc. 140,000 1,856,225
Endeavour Mining PLC 60,000 1,441,784
Evolution Mining, Ltd. 500,000 2,237,194
Firefinch, Ltd.
#*@
5,000,000 210,262
Franco-Nevada Corp. 13,000 2,048,280
Genesis Minerals, Ltd.
*
1,000,000 2,348,568
Gold Fields, Ltd., ADR 65,000 1,435,850
Harmony Gold Mining Co., Ltd., ADR 150,000 2,215,500
IAMGOLD Corp.
*
200,000 1,250,000
K92 Mining, Inc.
*
1,500,000 12,935,617
Kaiser Reef, Ltd.
*
1,589,902 163,415
Kinross Gold Corp. 200,000 2,522,000
Lundin Gold, Inc. 50,000 1,548,244
Mineros SA 3,400,000 5,434,141
New Gold, Inc.
*
500,000 1,855,000
OceanaGold Corp. 327,000 1,090,719
Osisko Gold Royalties, Ltd. 150,000 3,168,000
Osisko Gold Royalties, Ltd. 120,000 2,532,504
Pantoro, Ltd.
*
11,000,000 1,171,253
Petropavlovsk PLC
#*@+
4,886,855 0
Ramelius Resources, Ltd. 1,200,000 1,798,576
Resolute Mining, Ltd.
*
5,000,000 1,460,890
Royal Gold, Inc. 8,000 1,308,080
Sandstorm Gold, Ltd. 250,000 1,887,500
St Barbara, Ltd.
*
3,831,691 602,401
St Barbara, Ltd.
*
668,309 105,068
Torex Gold Resources, Inc.
*
180,000 4,984,538
Westgold Resources, Ltd. 2,000,000 3,624,139
85,340,574

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
March 31, 2025
Gold and Precious Metals Fund
Common Stocks (cont’d) Shares Value
Metal - Diversified 3.94%
Aclara Resources, Inc.
*
137,400 $ 50,604
Ivanhoe Mines, Ltd.
*
50,000 424,586
Mandalay Resources Corp.
*
200,000 739,377
Vox Royalty Corp. 1,415,000 4,131,800
5,346,367
Mining Services 0.89%
Empress Royalty Corp.
*
2,000,000 625,413
Orexplore Technologies, Ltd.
#*@
1,007,351 0
Star Royalties, Ltd.
*
3,500,000 583,718
1,209,131
Platinum 1.27%
Impala Platinum Holdings, Ltd., ADR
*
250,000 1,725,000
Precious Metals 8.47%
Americas Gold & Silver Corp.
*
400,000 214,030
Coeur Mining, Inc.
*
350,000 2,072,000
EMX Royalty Corp.
*
1,000,000 2,043,014
Hecla Mining Co. 500,000 2,780,000
Luca Mining Corp.
*
2,500,000 2,162,885
Pan African Resources PLC 1,250,000 686,520
Wheaton Precious Metals Corp. 20,000 1,552,600
11,511,049
Real Estate Operating/Development 0.34%
Emerald Resources NL
*
200,000 468,445
Retail - Jewelry 0.48%
Mene, Inc.
*
1,025,000 99,719
Mene, Inc., 144A
#*∆
5,714,285 555,922
655,641
Silver Mining 8.10%
Andean Precious Metals Corp.
*
1,000,000 1,118,794
Aya Gold & Silver, Inc.
*
650,000 5,022,758
Endeavour Silver Corp.
*
320,000 1,365,345
MAG Silver Corp.
*
75,000 1,146,000
Santacruz Silver Mining, Ltd.
*
3,000,000 1,125,743
Silver Crown Royalties, Inc.
*
60,000 256,002
Silvercorp Metals, Inc. 250,000 967,500
11,002,142
Total Common Stocks 120,651,540
(cost $75,663,523)

Portfolio of Investments (Unaudited)

See notes to portfolios of investments.
March 31, 2025
Gold and Precious Metals Fund
Corporate Non-Convertible Bonds 2.90%
Coupon
Rate %
Maturity
Date
Principal
Amount Value
Coal 0.00%
Caribbean Resources Corp.
#@^
19.25 06/15/15 $ 485,766 $ 0
Gold Mining 2.90%
Aris Gold Corp. 7.50 08/26/27 2,334,912 3,946,001
Total Corporate Non-Convertible Bonds 3,946,001
(cost $2,820,664)
Exchange Traded Fund 0.26% Shares
T-Rex 2X Inverse MSTR Daily Target ETF
*
25,000 350,750
(cost $494,791)
Warrants 0.74%
Exercise
Price
Exp.
Date
Gold Mining 0.00%
Borealis Mining Co., 144A
#*@∆
$ 0.78 02/25/27 450,000 0
Mining Services 0.48%
Aris Mining Corp.
*
2.75 07/29/25 1,605,000 658,038
Precious Metals 0.25%
Luca Mining Corp., 144A
#*@∆
0.60 03/26/26 750,000 338,765
Silver Mining 0.01%
Silver Crown Royalties, Inc.
#*
16.00 06/28/27 60,000 10,424
Total Warrants 1,007,227
(cost $67,744 )
Call Options Purchased 0.42%
Strike
Price
Exp.
Date
Notional
Contract
Value Contracts Value
Gold Mining 0.42%
Barrick Gold Corp. $ 18.00 01/27 $ 1,197,000 665 289,275
Newmont Corp. 45.00 01/27 1,125,000 250 277,500
566,775
Total Purchased Call Options 566,775
(premiums paid $518,649 )
Investments, at value 93.12% 126,522,293
(cost $79,565,371 )
Other assets and liabilities, net 6.88% 9,348,867
Net Assets 100.00% $ 135,871,160

Notes to Portfolios of Investments
March 31, 2025

Legend
General
The yields reflect the effective yield from the date of purchase.
Variable and Floating Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at March 31, 2025.
Fair Valuation of Securities
For the Funds’ policies regarding the valuation of investments and other significant accounting policies, please refer to the Notes to Financial Statements.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the
“Board”) has designated the Adviser, as defined in Note 3 in the Notes to Financial Statements, as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds.
The Funds are required to disclose information regarding the fair value measurements of a
Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement requirements established a three-tier hierarchy to
◊ Zero coupon bond. Interest rate presented is yield to maturity.
* Non-income producing security.
@ Security was fair valued at March 31, 2025, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. These securities, as a percentage of net assets at March 31, 2025, were 0.00% of Global Luxury Goods Fund, 3.15% of Global
Resources Fund, 1.09% of World Precious Minerals Fund and 0.73% of Gold And Precious
Metals Fund, respectively. See the Fair Valuation of Securities section of these Notes to
Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.
# Illiquid Security.
∆ Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The market value of these securities and percentage of net assets as of March 31, 2025 amounted to
$33,008, 0.07%, of Global Luxury Goods Fund, $1,194,510, 3.28%, of Global Resources
Fund, $871,951, 1.93%, of World Precious Minerals Fund and $894,687, 0.66%, of Gold And
Precious Metals Fund.
~ Affiliated Company. (see following)
+ See "Restricted Securities" in Notes to Portfolios of Investments.
^ Security is currently in default and is on scheduled interest or principal payment.
ADR American Depositary Receipt
AGM Assured Guaranty Municipal
BAM Build American Mutual Assurance Company
COP Certificate of Participation
ETF Exchange Traded Fund
GO General Obligation
LP Limited Partnership
PLC Public Limited Company
PSF-GTD Public School Fund Guarantee
RB Revenue Bond
REIT Real Estate Investment Trust

Notes to Portfolios of Investments
March 31, 2025

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.
The three levels defined by the fair value hierarchy are as follows:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long- term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.
Level 3 – Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.
The following table summarizes the valuation of each Fund’s securities as of March 31, 2025, using the fair value hierarchy:
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and
Agency Obligations $ – $ 25,527,734 $ – $ 25,527,734
Investments, at Value $ – $ 25,527,734 $ – $ 25,527,734

Notes to Portfolios of Investments
March 31, 2025

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds $ – $ 19,837,715 $ – $ 19,837,715
Exchange Traded Funds 2,057,745 – – 2,057,745
Investments, at Value $ 2,057,745 $ 19,837,715 $ – $ 21,895,460
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Luxury Goods Fund
Investments in Securities*
Common Stocks
Apparel Manufacturers $ 776,036 $ 4,324,808 $ – $ 5,100,844
Athletic Footwear 1,886,552 – – 1,886,552
Automotive - Cars & Light
Trucks 6,859,467 1,844,866 – 8,704,333
Beverages - Wine/Spirits 330,336 365,183 – 695,519
Building - Residential/
Commercial 459,317 – – 459,317
Casino Hotels 88,920 390,799 – 479,719
Computers 1,232,821 – – 1,232,821
Cosmetics & Toiletries 2,042,172 – – 2,042,172
Cruise Lines 3,522,646 – – 3,522,646
Diversified Banking
Institution 2,892,419 – – 2,892,419
E-Commerce/Products 713,475 – – 713,475
Energy - Alternate Sources – – 0 0
Fiduciary Banks 1,178,867 – – 1,178,867
Finance - Credit Card 1,427,310 – – 1,427,310
Finance - Mortgage Loan/
Banker – – 0 0
Gold Mining 2,693,856 1,340,427 – 4,034,283
Hotels & Motels 1,661,883 466,710 – 2,128,593
Oil Companies - Exploration
& Production 33,008 – – 33,008
Precious Metals 333,809 – – 333,809
Private Equity 741,030 – – 741,030
Real Estate Operating/
Development – – 0 0
Resorts/Theme Parks 104,013 – – 104,013
Retail - Apparel/Shoe – 2,983,633 – 2,983,633
Retail - Jewelry – 1,930,136 – 1,930,136
Silver Mining 464,083 – – 464,083

Notes to Portfolios of Investments
March 31, 2025

Global Luxury Goods Fund
Common Stocks (continued)
Textile - Apparel $ 1,912,677 $ – $ – $ 1,912,677
Corporate Non-Convertible Bond – 820,111 – 820,111
Investments, at Value 31,354,697 14,466,673 0 45,821,370
Other Financial Instruments
†
Currency Contract – 4,684 – 4,684
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Global Resources Fund
Assets
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 149,057 $ – $ – $ 149,057
Agricultural Biotech 377,580 – – 377,580
Agricultural Chemicals 869,225 – – 869,225
Building Products - Wood 147,135 – – 147,135
Chemicals - Specialty 72,020 – – 72,020
Coal 691,575 – 0 691,575
Diamonds/Precious Stones 156,231 – – 156,231
Diversified Minerals 1,164,131 30,584 92,851 1,287,566
Energy - Alternate Sources – – 0 0
Enterprise Software/
Services 2,028,422 277,961 – 2,306,383
Finance - Other Services 242,782 – – 242,782
Gold Mining 5,922,323 612,648 42,052 6,577,023
Industrial Gases 372,512 – – 372,512
Investment Companies – 139,136 – 139,136
Metal - Aluminum 152,500 – – 152,500
Metal - Copper 1,259,372 – – 1,259,372
Metal - Diversified 1,311,010 354,024 347,451 2,012,485
Metal - Iron – – 0 0
Mining Services 127,126 – – 127,126
Natural Resource
Technology – – 145,017 145,017
Non-Ferrous Metals 567,457 131,173 0 698,630
Oil - US Royalty Trusts 609,116 – – 609,116
Oil Companies - Exploration
& Production 2,980,960 – – 2,980,960
Oil Companies - Field
Services 575,535 – – 575,535
Oil Companies - Integrated 2,229,490 – – 2,229,490
Paper & Related Products 400,125 – – 400,125
Pipelines 1,157,000 – – 1,157,000

Notes to Portfolios of Investments
March 31, 2025

Global Resources Fund
Assets (continued)
Common Stocks (continued)
Platinum $ 60,996 $ – $ – $ 60,996
Pollution Control 203,259 – – 203,259
Precious Metals 1,087,390 – – 1,087,390
Real Estate Operating/
Development 400,264 – 0 400,264
REITS - Diversified 380,640 – – 380,640
Retail - Jewelry 72,965 – – 72,965
Silver Mining 1,312,862 – – 1,312,862
Steel - Producers 579,430 – – 579,430
Corporate Convertible Bond – – 516,700 516,700
Corporate Non-Convertible
Bonds – 1,541,487 – 1,541,487
Exchange Traded Fund 71,553 – – 71,553
Warrants
Diamonds/Precious Stones – 0 – 0
Diversified Minerals – 1,737 – 1,737
Gold Mining – 0 – 0
Investment Companies – 0 – 0
Metal - Copper – 0 – 0
Metal - Diversified – 0 – 0
Mining Services 196,796 – – 196,796
Oil Companies - Exploration
& Production – 2,085 – 2,085
Real Estate Operating/
Development – 0 – 0
Silver Mining – 0 – 0
Investments, at Value 27,928,839 3,090,835 1,144,071 32,163,745
Total Assets $ 27,928,839 $ 3,090,835 $ 1,144,071 $ 32,163,745
Liabilities
Other Financial Instruments
‡
Currency Contracts – (51,022) – (51,022)
Total Liabilities $ – $ (51,022) $ – $ (51,022)

Notes to Portfolios of Investments
March 31, 2025

Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
World Precious Minerals Fund
Assets
Investments in Securities*
Common Stocks
Advanced Materials/
Production $ 1,238,317 $ – $ – $ 1,238,317
Coal – – 0 0
Diamonds/Precious Stones 285,292 – – 285,292
Diversified Minerals 2,780,831 252,489 0 3,033,320
Food-Meat Products – 45,452 – 45,452
Gold Mining 21,389,056 4,454,967 13,832 25,857,855
Metal - Copper 183,454 – – 183,454
Metal - Diversified 820,471 48,365 347,452 1,216,288
Mining Services 22,891 – 0 22,891
Non-Ferrous Metals 218,220 – – 218,220
Oil Companies - Exploration
& Production – – 0 0
Optical Recognition
Equipment – 84 – 84
Platinum 3,491 – – 3,491
Precious Metals 5,286,824 – – 5,286,824
Real Estate Operating/
Development 501,720 – – 501,720
Retail - Jewelry 205,761 – – 205,761
Silver Mining 3,238,161 – – 3,238,161
Corporate Non-Convertible Bond – 1,014,933 – 1,014,933
Exchange Traded Fund 77,165 – – 77,165
Warrants
Diamonds/Precious Stones – 0 – 0
Diversified Minerals – 0 – 0
Gold Mining – 71,749 – 71,749
Metal - Diversified – 0 – 0
Mining Services 264,445 – – 264,445
Oil Companies - Exploration
& Production – 56,287 – 56,287
Precious Metals – 0 – 0
Real Estate Operating/
Development – 3,596 – 3,596
Silver Mining – 0 – 0
Purchased Call Options 192,225 – – 192,225
Investments, at Value 36,708,324 5,947,922 361,284 43,017,530
Total Assets $ 36,708,324 $ 5,947,922 $ 361,284 $ 43,017,530

Notes to Portfolios of Investments
March 31, 2025

World Precious Minerals Fund
Liabilities
Other Financial Instruments
‡
Currency Contracts $ – $ (90,298) $ – $ (90,298)
Total Liabilities $ – $ (90,298) $ – $ (90,298)
Quoted Prices in
Active Markets
for Identical
Investments
(Level 1)
Significant
Other
Observable
Inputs
(Level 2)
Significant
Unobservable
Inputs
(Level 3) Total
Gold And Precious Metals Fund
Assets
Investments in Securities*
Common Stocks
Diversified Minerals $ 2,742,019 $ – $ 448,330 $ 3,190,349
Enterprise Software/
Services 202,842 – – 202,842
Gold Mining 63,538,634 21,591,678 210,262 85,340,574
Metal - Diversified 5,346,367 – – 5,346,367
Mining Services 1,209,131 – 0 1,209,131
Platinum 1,725,000 – – 1,725,000
Precious Metals 10,824,529 686,520 – 11,511,049
Real Estate Operating/
Development – 468,445 – 468,445
Retail - Jewelry 655,641 – – 655,641
Silver Mining 10,746,140 256,002 – 11,002,142
Corporate Non-Convertible
Bonds – 3,946,001 0 3,946,001
Exchange Traded Fund 350,750 – – 350,750
Warrants
Gold Mining – – 0 0
Mining Services 658,038 – – 658,038
Precious Metals – 338,765 – 338,765
Silver Mining – 10,424 – 10,424
Purchased Call Options 566,775 – – 566,775
Investments, at Value $ 98,565,866 $ 27,297,835 $ 658,592 $ 126,522,293
Total Assets $ 98,565,866 $ 27,297,835 $ 658,592 $ 126,522,293
Liabilities
Other Financial Instruments
‡
Currency Contracts – (217,291) – (217,291)
Total Liabilities $ – $ (217,291) $ – $ (217,291)
*
Refer to the Portfolio of Investments for a detailed list of the Fund’s investments.

Notes to Portfolios of Investments
March 31, 2025

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period January 1, 2025 through March 31, 2025:
(
Common
Stocks Total
Global Luxury Goods Fund
Beginning Balance 12/31/24 $ 0 $ 0
Net change in unrealized appreciation (depreciation) — —
Ending Balance 03/31/25 $ 0 $ 0
Net change in unrealized appreciation (depreciation) from Investments held as of
03/31/25 $ — $ —
Common
Stocks
Corporate
Convertible
Bond Total
Global Resources Fund
Beginning Balance 12/31/24 $ 701,040 $ 500,760 $ 1,201,800
Net change in unrealized appreciation (depreciation) (73,669) 15,940 (57,729)
Ending Balance 03/31/25 $ 627,371 $ 516,700 $ 1,144,071
Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/25 $ (73,669) $ 15,940 $ (57,729)
Common
Stock Total
World Precious Minerals Fund
Beginning Balance 12/31/24 $ 360,955 $ 360,955
Corporate Action 731 731
Net change in unrealized appreciation (depreciation) (402) (402)
Ending Balance 03/31/25 $ 361,284 $ 361,284
Net change in unrealized appreciation (depreciation) from Investments held as of
03/31/25 $ (402) $ (402)
Common
Stocks
Corporate
Non-
Convertible
Bond Total
Gold and Precious Metals Fund
Beginning Balance 12/31/24 $ 1,024,982 $ 0 $ 1,024,982
Net change in unrealized appreciation (depreciation) (366,390) — (366,390)
Ending Balance 03/31/25 $ 658,592 $ 0 $ 658,592
Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/25 $ (366,390) $ — $ (366,390)

Notes to Portfolios of Investments
March 31, 2025

Significant unobservable inputs developed by the Adviser for Level 3 investments held at year end are as follows:
The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.
Affiliated Companies
The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended March 31, 2025.
Fair Value at
03/31/25
Valuation
Technique(s)
Unobservable
Input
Range (Weighted
Average)
Global Luxury Goods Fund
Investments in Securities
Common Stocks $ 0 Market Transaction
(1)
Discount 100%
Global Resources Fund
Investments in Securities 0% - 100% discount
(98% discount)
Common Stocks 627,371 Market Transaction
(1)
Discount
World Precious Minerals Fund
Investments in Securities 0% - 100% discount
(96% discount)
Common Stocks 361,284 Market Transaction
(1)
Discount
Gold and Precious Metals Fund
Investments in Securities 0% - 100% discount
(7% discount)
Common Stocks 658,592 Market Transaction
(1)
Discount
Corporate Non-Convertible
Bond
0 Market Transaction
(1)
Discount 100%
(1)
Market Transaction refers to most recent known market transaction, including transactions in which the Fund participated, as adjusted for any discount or premium as discussed below.
Shares of Affiliated Companies
Global Resources Fund
December 31,
202 4 Additions Reductions March 31 , 202 5
Pacific Green Energy Corp. 2,400,000 — — 2,400,000
Values of Affiliated Companies
Global Resources
Fund
December
31, 202 4
Purchases
Cost
Sales
Proceeds
March 31 ,
202 5 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Pacific Green
Energy Corp. $ 0 $ — $ — $ 0 $ — $ — $ —

Notes to Portfolios of Investments
March 31, 2025

At March 31, 2025, the value of investments in affiliated companies was $0, representing 0%
of net assets, and the total cost was $2,400,000.
At March 31, 2025, the value of investments in affiliated companies was $3,697,578, representing 8.20% of net assets, and the total cost was $5,790,765.
Restricted Securities
The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.
As of March 31, 2025, the total cost of restricted securities was $426,625, and the total value was $0, representing 0.00% of net assets.
Shares of Affiliated Companies
World Precious Minerals Fund
December 31,
202 4 Additions Reductions March 31, 202 5
Kesselrun Resources, Ltd. 5,000,000 — — 5,000,000
Mammoth Resources Corp. 5,500,000 — — 5,500,000
TriStar Gold, Inc. 28,800,000 1,300,000 — 30,100,000
Waraba Gold Ltd. 8,200,000 — — 8,200,000
Values of Affiliated Companies
World
Precious
Minerals Fund
December 31,
2024
Purchases
Cost
Sales
Proceeds
March 31,
2025 Income
Realized Gain
(Loss) on
Investments
Change in
Unrealized
Appreciation
(Depreciation)
Kesselrun
Resources, Ltd. $ 121,743 $ — $ — $ 112,922 $ — $ – $ (8,821)
Mammoth
Resources Corp. 57,393 — — 76,439 — – 19,046
TriStar Gold, Inc. 2,604,612 120,454 — 3,451,235 — – 726,169
Waraba Gold,
Ltd. 57,046 — — 56,982 — – (64)
$ 2,840,794 $ 120,454 $ — $ 3,697,578 $ — $ – $ 736,330
Global Luxury Goods Fund
Acquisition
Date
Cost per
Share/Unit
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00
Global Resources Fund
Acquisition
Date
Cost per
Share/Unit
I-Pulse, Inc., 144A 10/04/07 $ 1.88
Infrastructure Ventures, Inc. 08/06/10-11/22/10 $ 1.00

Notes to Portfolios of Investments
March 31, 2025

As of March 31, 2025, the total cost of restricted securities was $7,473,544, and the total value was
$145,017, representing 0.40% of net assets.
As of March 31, 2025, the total cost of restricted securities was $1,362,590, and the total value was $0, representing 0.00% of net assets.
Open forward foreign currency contracts as of March 31, 2025, were as follows:
Gold and Precious Metals Fund
Acquisition
Date
Cost per
Share/Unit
Petropavlovsk PLC 09/15/21-10/07/21 $ 0.28
Fund Counterparty
Currency to
Deliver
Currency to
Receive
Settlement
Date
Settlement
Value at
March 31,
2025
Net Unrealized
Appreciation
(Depreciation)
Global Luxury
Goods
Fund
Brown Brothers
Harriman & Co. EUR 3,000,000 USD 3,252,960 4/25/2025 $ 3,248,276 $ 4,684
Global
Resources
Fund
Brown Brothers
Harriman & Co. USD 3,121,493 CAD 4,450,000 4/3/2025 3,092,772 (28,721)
Brown Brothers
Harriman & Co. CAD 8,900,000 USD 6,171,705 4/3/2025 6,185,542 (13,837)
Brown Brothers
Harriman & Co. USD 285,813 AUD 450,000 4/4/2025 281,192 (4,621)
Brown Brothers
Harriman & Co. AUD 900,000 USD 558,540 4/4/2025 562,383 (3,843)
Gold And
Precious
Metals
Fund
Brown Brothers
Harriman & Co. USD 12,065,095 CAD 17,200,000 4/3/2025 11,954,082 (111,013)
Brown Brothers
Harriman & Co. USD 3,588,541 AUD 5,650,000 4/4/2025 3,530,517 (58,024)
Brown Brothers
Harriman & Co. AUD 11,300,000 USD 7,012,780 4/4/2025 7,061,034 (48,254)
World Precious
Minerals
Fund
Brown Brothers
Harriman & Co. USD 6,278,058 CAD 8,950,000 4/3/2025 6,220,292 (57,766)
Brown Brothers
Harriman & Co. CAD 17,900,000 USD 12,412,755 4/3/2025 12,440,585 (27,830)
Brown Brothers
Harriman & Co. USD 158,785 AUD 250,000 4/4/2025 156,218 (2,567)
Brown Brothers
Harriman & Co. AUD 500,000 USD 310,300 4/4/2025 312,435 (2,135)